Employee Benefits (Summary of Sensitivity of Significant Actuarial Assumptions) (Details) $ in Millions	Oct. 31, 2024 CAD ($)
Actuarial assumption of discount rates [member] | Principal pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 1,250
1 year/percentage increase in assumption	(989)
Actuarial assumption of discount rates [member] | Principal post-retirement benefit plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	54
1 year/percentage increase in assumption	(44)
Actuarial assumption of discount rates [member] | Other pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	294
1 year/percentage increase in assumption	(244)
Actuarial assumption of expected rates of salary increases [member] | Principal pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(242)
1 year/percentage increase in assumption	217
Actuarial assumption of expected rates of salary increases [member] | Principal post-retirement benefit plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	0
1 year/percentage increase in assumption	0
Actuarial assumption of expected rates of salary increases [member] | Other pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(20)
1 year/percentage increase in assumption	23
Actuarial assumption of life expectancy after retirement [member] | Principal pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(150)
1 year/percentage increase in assumption	146
Actuarial assumption of life expectancy after retirement [member] | Principal post-retirement benefit plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(11)
1 year/percentage increase in assumption	11
Actuarial assumption of life expectancy after retirement [member] | Other pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(75)
1 year/percentage increase in assumption	73
Actuarial assumption of medical cost trend rates [member] | Principal post-retirement benefit plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(7)
1 year/percentage increase in assumption	$ 7